Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 20,471	$ 11,731	$ 47,740
Operating leases have remaining lease terms	4 months	16 months
Weighted average remaining lease term	3 months 29 days
Weighted average discount rate	4.22%
Short term leases cost	$ 13,036	$ 2,220